Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of Deferred Tax Assets and Liabilities [Abstract]
U.S. federal and state net operating loss carryforwards	$ 36,092	$ 25,051
Capitalized start-up and research and development expenses	10,868	5,377
Research and development tax credits	2,275	1,780
Interest expense	3,918
Lease liability	659	838
Depreciation	203	236
Bad debt reserve	3,461
Other temporary differences	2,145	994
Total deferred tax assets	59,621	34,276
Valuation allowance	(57,985)	(33,484)	$ (22,579)
Net deferred tax assets	1,636	792
Right of use asset	(623)	(792)
Other deferred tax liability	(1,013)
Total deferred tax liabilities	(1,636)	(792)
Net deferred tax asset	$ 0	$ 0